Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances

The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2018, 2017 and 2016:

	2018			2017			2016
Consolidated capitalized costs	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Proved oil and gas properties
Mineral property, wells and related equipment	1,594,064	—	1,594,064	770,461	—	770,461	621,717	—	621,717
Support equipment and facilities	47,224	—	47,224	22,171	—	22,171	18,263	—	18,263
Drilling and work in progress	80,737	—	80,737	40,567	—	40,567	36,966	—	36,966
Unproved oil and gas properties	14,909	1,241	16,150	6,189	558	6,747	4,788	526	5,314

Total capitalized costs	1,736,933	1,241	1,738,174	839,388	558	839,946	681,734	526	682,260
Accumulated depreciation and valuation allowances	(1,283,840)	(489)	(1,284,328)	(600,086)	—	(600,086)	(473,814)	—	(473,814)

Net capitalized costs	453,093	752	453,846	239,302	558	239,860	207,920	526	208,446

Costs Incurred for Oil and Gas Producing Activities

The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2018, 2017 and 2016:

	2018			2017			2016
Consolidated costs incurred	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Acquisition of unproved properties	276	—	276	—	—	—	—	—	—
Acquisition of proved properties	166	—	166	154	—	154	2,093	—	2,093
Exploration costs	7,283	381	7,664	3,302	149	3,451	2,922	517	3,439
Development costs	53,553	—	53.553	39,039	—	39,039	49,302	25	49,327

Total costs incurred	61,278	381	61,659	42,495	149	42,644	54,317	542	54,859

Results of Operations from Oil and Gas Producing Activities

Differences between these tables and the amounts shown in Note 5 “Segment information”, for the exploration and production business unit, relate to additional operations that do not arise from those properties held by the Group.

	2018			2017			2016
Consolidated results of operations	Argentina	Other Foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Net sales to unaffiliated parties	3,085	—	3,085	521	—	521	18,489	98	18,587
Net intersegment sales	207,480	—	207,480	115,955	—	115,955	95,496	—	95,496

Total net revenues	210,565	—	210,565	116,476	—	116,476	113,985	98	114,083
Production costs	(114,381)	—	(114,381)	(69,944)	—	(69,944)	(65,823)	(39)	(65,862)
Exploration expenses	(5,185)	(224)	(5,409)	(2,279)	(168)	(2,447)	(3,140)	(17)	(3,157)
Depreciation and expense for valuation allowances	(72,044)	—	(72,044)	(45,277)	—	(45,277)	(38,036)	(90)	(38,126)
Impairment of Property, plan and equipment	3,265	(365)	2,900	5,032	—	5,032	(34,943)	—	(34,943)
Other	(2,839)	(168)	(3,007)	(2,706)	—	(2,706)	(836)	—	(836)

Pre-tax income (loss) from producing activities	19,381	(757)	18,624	1,302	(168)	1,134	(28,793)	(48)	(28,841)
Income tax expense / benefit	(5,814)	227	(5,587)	(456)	59	(397)	10,434	16	10,450

Results of oil and gas producing activities	13,567	(530)	13,037	846	(109)	737	(18,359)	(32)	(18,391)

Summary of Standardized Measure of Discounted Future Net Cash Flows

The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2018			2017			2016
Consolidated standardized measure of discounted future net cash flows	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Future cash inflows (1)	1,786,896	—	1,786,896	564,396	—	564,396	669,791	—	669,791
Future production costs	(913,980)	—	(913,980)	(349,819)	—	(349,819)	(379,757)	—	(379,757)
Future development costs	(304,448)	—	(304,448)	(128,885)	—	(128,885)	(120,862)	—	(120,862)
Future income tax expenses	(121,388)	—	(121,388)	(2,324)	—	(2,324)	(29,956)	—	(29,956)
10% annual discount for estimated timing of cash flows	(138,847)	—	(138,847)	(16,935)	—	(16,935)	(32,805)	—	(32,805)

Total standardized measure of discounted future net cash flows	308,233	—	308,233	66,433	—	66,433	106,411	—	106,411

(1)

For prices used in future cash inflows see “Oil and Gas Reserves”. For the years ended December 31, 2017 and 2016, future cash inflows are stated net of the effect of withholding on exports until 2017 in accordance with Law No. 26,732

Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows

The following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Beginning of year	66,433	106,411	97,765
Sales and transfers, net of production costs	(62,115)	(53,759)	(52,025)
Net change in sales and transfer prices, net of future production costs	68,651	(74,046)	(37,336)
Changes in reserves and production rates (timing)	111,137	15,495	4,385
Net changes for extensions, discoveries and improved recovery	160,784	28,489	40,565
Net change due to purchases and sales of minerals in place	(730)	—	3,234
Changes in estimated future development and abandonment costs	(71,368)	(32,052)	(19,356)
Development costs incurred during the year that reduced future development costs	39,780	22,475	28,689
Accretion of discount	11,490	9,724	10,652
Net change in income taxes	(80,832)	25,920	8,522
Others	65,003	17,776	21,316

End of year	308,233	66,433	106,411

Oil and Condensate [Member]
Statement [LineItems]
Summary of Changes in YPF's Net Proved Reserves

The table below sets forth information regarding changes in YPF’s net proved reserves during 2018, 2017 and 2016, by hydrocarbon product.

	2018			2017			2016
Oil and Condensate	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Millions of barrels)
Consolidated entities
At January 1,	422	422	—	525	525	—	608	607	1
Developed	286	286	—	380	380	—	440	439	1
Undeveloped	136	136	—	145	145	—	168	168	—
Revisions of previous estimates (1)	126	126	—	(71)	(72)	—	(75)	(74)	(1)
Extensions and discoveries	103	103	—	19	19	—	45	45	—
Improved recovery	15	15	—	32	33	—	35	35	—
Purchase of minerals in place	—	—	—	—	—	—	2	2	—
Sale of minerals in place	(1)	(1)	—	—	—	—	(* )	(* )	—
Production for the year (2)	(83)	(83)	—	(83)	(83)	—	(90)	(90)	(*	)

At December 31, (3)	582	582	—	422	422	—	525	525	—

Developed	339	339	—	286	286	—	380	380	—
Undeveloped	243	243	—	136	136	—	145	145	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Consolidated and Equity-accounted entities
At January 1,
Developed	286	286	—	380	380	—	440	439	1
Undeveloped	136	136	—	145	145	—	168	168	—

Total	422	422	—	525	525	—	608	607	1

At December 31,
Developed	339	339	—	286	286	—	380	380	—
Undeveloped	243	243	—	136	136	—	145	145	—

Total	582	582	—	422	422	—	525	525	—

*	Not material (less than 1)
(1)	Revisions in estimates of reserves are performed at least once a year. Revision of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)

Crude oil production for the years 2018, 2017 and 2016 includes an estimated approximately 12, 12 and 13 mmbbl, respectively, in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax.

(3)

Proved crude oil reserves of consolidated entities as of December 31, 2018, 2017 and 2016 include an estimated approximately 83, 61 and 76 mmbbl, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

Natural gas [member]
Statement [LineItems]
Summary of Changes in YPF's Net Proved Reserves
	2018			2017			2016
Natural gas	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Billions of standard cubic feet)
Consolidated entities
At January 1,	2,520	2,520	—	2,923	2,923	—	3,072	3,067	5
Developed	1,850	1,850	—	2,143	2,143	—	2,210	2,205	5
Undeveloped	670	670	—	780	780	—	862	862	—
Revisions of previous estimates (1)	178	178	—	(161)	(161)	—	(110)	(105)	(5)
Extensions and discoveries	329	329	—	313	313	—	371	371	—
Improved recovery	—	—	—	—	—	—	1	1	—
Purchase of minerals in place	—	—	—	12	12	—	165	165	—
Sale of minerals in place	(4)	(4)	—	—	—	—	(* )	(* )	—
Production for the year (2)	(542)	(542)	—	(567)	(567)	—	(576)	(576)	—

At December 31, (3) (4)	2,481	2,481	—	2,520	2,520	—	2,923	2,923	—

Developed	1,915	1,915	—	1,850	1,850	—	2,143	2,143	—
Undeveloped	566	566	—	670	670	—	780	780	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Consolidated and Equity-accounted entities
At January 1,
Developed	1,850	1,850	—	2,143	2,143	—	2,210	2,205	5
Undeveloped	670	670	—	780	780	—	862	862	—

Total	2,520	2,520	—	2,923	2,923	—	3,072	3,067	5

At December 31,
Developed	1,915	1,915	—	1,850	1,850	—	2,143	2,143	—
Undeveloped	566	566	—	670	670	—	780	780	—

Total	2,481	2,481	—	2,520	2,520	—	2,923	2,923	—

*	Not material (less than 1)
(1)	Revisions in estimates of reserves are performed at least once a year. Revision of natural gas reserves is considered prospectively in the calculation of depreciation.
(2)

Natural gas production for the years 2018, 2017 and 2016 includes an estimated approximately 61, 64 and 60 bcf, respectively, in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax.

(3)

Proved natural gas reserves of consolidated entities as of December 31, 2018, 2017 and 2016 include an estimated approximately 288, 289 and 337 bcf, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

(4)

Proved natural gas reserves of consolidated entities as of December 31, 2018, 2017 and 2016 include an estimated approximately 349, 364 and 467 bcf, respectively, which is consumed as fuel at the field.

Oil equivalent [Member]
Statement [LineItems]
Summary of Changes in YPF's Net Proved Reserves
	2018			2017			2016
Oil equivalent (1)	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Millions of barrels of oil equivalent)
Consolidated entities
At January 1,	929	929	—	1,113	1,113	—	1,226	1,224	2
Developed	663	663	—	815	815	—	889	887	2
Undeveloped	266	266	—	298	298	—	337	337	—
Revisions of previous estimates (2)	157	157	—	(96)	(96)	—	(89)	(87)	(2)
Extensions and discoveries	174	174	—	80	80	—	122	122	—
Improved recovery	15	15	—	32	32	—	35	35	—
Purchase of minerals in place	—	—	—	2	2	—	31	31	—
Sale of minerals in place	(2)	(2)	—	—	—	—	(1)	(1)	—
Production for the year (3)	(193)	(193)	—	(202)	(202)	—	(211)	(211)	—

At December 31, (4)	1,080	1,080	—	929	929	—	1,113	1,113	—

Developed	722	722	—	663	663	—	815	815	—
Undeveloped	358	358	—	266	266	—	298	298	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (2)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (3)	—	—	—	—	—	—	—	—	—

At December 31, (4)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Consolidated and Equity-accounted entities
At January 1,
Developed	663	663	—	815	815	—	889	887	2
Undeveloped	266	266	—	298	298	—	337	337	—

Total	929	929	—	1,113	1,113	—	1,226	1,224	2

At December 31,
Developed	722	722	—	663	663	—	815	815	—
Undeveloped	358	358	—	266	266	—	298	298	—

Total	1,080	1,080	—	929	929	—	1,113	1,113	—

*	Not material (less than 1)
(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)

Revisions in estimates of reserves are performed at least once a year. Revision of crude oil, natural gas liquids and natural gas reserves are considered prospectively in the calculation of depreciation.

(3)

Barrel of oil equivalent production of consolidated entities for the years 2018, 2017 and 2016 includes an estimated approximately 24, 25 and 27 mmboe, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

(4)

Proved oil equivalent reserves of consolidated entities as of December 31, 2018, 2017 and 2016 include an estimated approximately 143, 119 and 144 mmboe, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

Natural Gas Liquids [Member]
Statement [LineItems]
Summary of Changes in YPF's Net Proved Reserves
	2018			2017			2016
Natural Gas Liquids	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Millions of barrels)
Consolidated entities
At January 1,	58	58	—	68	68	—	71	71	—
Developed	47	47	—	53	53	—	56	56	—
Undeveloped	11	11	—	15	15	—	15	15	—
Revisions of previous estimates (1)	(1)	(1)	—	4	4	—	5	5	—
Extensions and discoveries	13	13	—	5	5	—	11	11	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	(14)	(14)	—	(19)	(19)	—	(19)	(19)	—

At December 31, (3)	56	56	—	58	58	—	68	68	—

Developed	41	41	—	47	47	—	53	53	—
Undeveloped	15	15	—	11	11	—	15	15	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Consolidated and Equity-accounted entities
At January 1,
Developed	47	47	—	53	53	—	56	56	—
Undeveloped	11	11	—	15	15	—	15	15	—

Total	58	58	—	68	68	—	71	71	—

At December 31,
Developed	41	41	—	47	47	—	53	53	—
Undeveloped	15	15	—	11	11	—	15	15	—

Total	56	56	—	58	58	—	68	68	—

*	Not material (less than 1)
(1)	Revisions in estimates of reserves are performed at least once a year. Revision of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)

Natural gas liquids production for the years 2018, 2017 and 2016 includes an estimated approximately 2, 2 and 2 mmbbl, respectively, in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax.

(3)

Proved natural gas liquids reserves of consolidated entities as of December 31, 2018, 2017 and 2016 include an estimated approximately 8, 6 and 8 mmbbl, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.